Debt, 1st CMBFL Facility (Details) $ in Thousands									12 Months Ended
	Jan. 25, 2024 USD ($)	Jan. 25, 2024 USD ($)	Jan. 23, 2024 USD ($)	Jan. 18, 2024 USD ($)	Jan. 16, 2024 USD ($)	Sep. 02, 2023	Jul. 16, 2023	Nov. 23, 2021 USD ($)	Dec. 31, 2024 USD ($) Installment Vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt [Abstract]
Proceeds from sale of vessel									$ 0	$ 0	$ 71,714
Proceeds from short-term debt									28,000	0	0
Repayments of short-term debt									$ 28,000	$ 0	$ 0
M/T Julius Caesar [Member]
Debt [Abstract]
Purchase price of vessel					$ 48,604
M/T Legio X Equestris [Member]
Debt [Abstract]
Purchase price of vessel			$ 49,272
1st CMBFL Facility [Member]
Debt [Abstract]
Term of time charter									8 years
Number of payment installments | Installment									32
Frequency of periodic payment									quarterly
Installment payment									$ 675
Balloon payment payable at maturity									$ 32,403
Number of vessels sold | Vessel									2
Proceeds from sale of vessel		$ 125,000
Bareboat hire rate per annum				$ 7,300
1st CMBFL Facility [Member] | M/T Julius Caesar [Member]
Debt [Abstract]
Proceeds from sale of vessel				62,500				$ 54,005
Consideration to be paid if option to buy back vessel is exercised				37,500
1st CMBFL Facility [Member] | M/T Legio X Equestris [Member]
Debt [Abstract]
Proceeds from sale of vessel	$ 62,500							$ 53,997
Consideration to be paid if option to buy back vessel is exercised	37,500	$ 37,500
1st CMBFL Facility [Member] | LIBOR [Member]
Debt [Abstract]
Term of variable rate									3 months
1st CMBFL Facility [Member] | Term SOFR [Member] | M/T Julius Caesar [Member]
Debt [Abstract]
Basis spread on variable rate							2.60%
1st CMBFL Facility [Member] | Term SOFR [Member] | M/T Legio X Equestris [Member]
Debt [Abstract]
Basis spread on variable rate						2.60%
HSBC Bridge [Member]
Debt [Abstract]
Proceeds from short-term debt			$ 8,000		20,000
Repayments of short-term debt	$ 8,000			$ 20,000
Maximum borrowing capacity					$ 24,000
Borrowing percentage fee					1.00%
HSBC Bridge [Member] | Term SOFR [Member]
Debt [Abstract]
Basis spread on variable rate					3.00%